Derivative Instruments (Details 3) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) Decimal	Dec. 31, 2020 USD ($) Decimal
Average bought	83,397	103,440
Average sold	85,320	100,852
Average notional | $	$ 9,858,000,000	$ 7,540,000,000